UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22434

                     del Rey Global Investors Funds

(Exact name of registrant as specified in charter)

6701 Center Drive West, Suite 655

                             Los Angeles, CA 90045

(Address of principal executive offices) (Zip code)

Gerald W. Wheeler, Esq.

Chief Operating Officer

del Rey Global Investors, LLC

6701 Center Drive West, Suite 655

                             Los Angeles, CA 90045

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (310) 649-1230

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2010 – June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Proxy Voting Record.

The del Rey Global Investors Funds had no matters relating to a portfolio security considered at a shareholder meeting held during the period from July 1, 2010 to June 30, 2011 with respect to which the Registrant was entitled to vote. Accordingly, there are no proxy votes to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) del Rey Global Investors Funds

By	/s/ Paul J. Hechmer
Paul J. Hechmer, Chief Executive Officer
(Principal Executive Officer)

Date: August 17, 2011